Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense By Nature [Line Items]
Wages and benefits	$ 41,169	$ 44,125	$ 36,932
Share-based payment expenses	5,477	5,135	2,985
Foreign exchange (gains) losses related to hedges of euro	(1,082)	(938)	2,638
Wages and salaries	27,115	29,422	25,485
Social security costs and other payroll taxes	8,408	9,386	8,222
Other benefits	159	167	146
Pension costs	10	15	94
Expense for defined contributions plans	1,398	1,434	1,318
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	13,102	18,365	23,376
Depreciation and impairment	428	517	573
Amortization of intangible assets	148	162	159
Wages and benefits	2,497	2,306	1,993
Share-based payment expenses	160	58	42
Assembly services, royalties and other	1,336	2,282	1,323
Included in operating expenses (between gross profit and operating result):
Expense By Nature [Line Items]
Depreciation and impairment	3,551	2,837	3,179
Amortization of intangible assets	7,888	7,037	5,859
Wages and benefits	33,195	36,684	31,954
Share-based payment expenses	5,317	5,077	2,943
Foreign exchange (gains) losses related to hedges of euro	207	(73)	106
Other, net	$ (3,439)	$ (6,054)	$ 4,150